Equity	12 Months Ended
Oct. 03, 2020
Equity [Abstract]
Equity	Equity
The Company paid the following dividends in fiscal 2020, 2019 and 2018:

Per Share	Total Paid	Payment Timing	Related to Fiscal Period
$0.88	$1.6 billion	Second Quarter of Fiscal 2020	Second Half 2019
$0.88	$1.6 billion	Fourth Quarter of Fiscal 2019	First Half 2019
$0.88	$1.3 billion	Second Quarter of Fiscal 2019	Second Half 2018
$0.84	$1.2 billion	Fourth Quarter of Fiscal 2018	First Half 2018
$0.84	$1.3 billion	Second Quarter of Fiscal 2018	Second Half 2017
The Board of Directors did not declare a dividend with respect to fiscal year 2020 operations.
As a result of the acquisition of TFCF, TWDC became the parent entity of both TFCF and TWDC Enterprises 18 Corp. (formerly known as The Walt Disney Company and referred to herein as Legacy Disney). TWDC issued 307 million shares of common stock to acquire TFCF (see Note 4), and all the outstanding shares of Legacy Disney (other than shares of Legacy Disney held in treasury that were not held on behalf of a third party) were converted on a one-for-one basis into new publicly traded shares of TWDC.
In March 2019, Legacy Disney terminated its share repurchase program, and 1.4 billion treasury shares were cancelled, which resulted in a decrease to common stock and retained earnings of $17.6 billion and $49.1 billion, respectively. The cost of treasury shares cancelled was allocated to common stock based on the ratio of treasury shares to total shares outstanding, with the excess allocated to retained earnings. At October 3, 2020, TWDC held 19 million treasury shares.
TWDC’s authorized share capital consists of 4.6 billion common shares at $0.01 par value and 100 million preferred shares at $0.01 par value, both of which represent the same authorized capital structure in effect prior to the completion of the TFCF acquisition and as of September 29, 2018. As of September 29, 2018, Legacy Disney had 40 thousand preferred series B shares authorized with $0.01 par value, which were eliminated in fiscal 2019.
In fiscal 2018, the Company repurchased 35 million shares of its common stock for $3.6 billion.
The following table summarizes the changes in each component of accumulated other comprehensive income (loss) (AOCI) including our proportional share of equity method investee amounts:

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

AOCI, before tax
Balance at September 30, 2017	$(93)	$(4,906)	$(523)	$(5,522)
Unrealized gains (losses) arising during the period	259	203	(204)	258
Reclassifications of net (gains) losses to net income	35	380	—	415
Balance at September 29, 2018	$201	$(4,323)	$(727)	$(4,849)
Unrealized gains (losses) arising during the period	136	(3,457)	(359)	(3,680)
Reclassifications of net (gains) losses to net income	(185)	278	—	93
Reclassifications to retained earnings	(23)	—	—	(23)
Balance at September 28, 2019	$129	$(7,502)	$(1,086)	$(8,459)
Unrealized gains (losses) arising during the period	(57)	(2,468)	(2)	(2,527)
Reclassifications of net (gains) losses to net income	(263)	547	—	284
Balance at October 3, 2020	$(191)	$(9,423)	$(1,088)	$(10,702)

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

Tax on AOCI
Balance at September 30, 2017	$39	$1,839	$116	$1,994
Unrealized gains (losses) arising during the period	(68)	(47)	(13)	(128)
Reclassifications of net (gains) losses to net income	(12)	(102)	—	(114)
Balance at September 29, 2018	$(41)	$1,690	$103	$1,752
Unrealized gains (losses) arising during the period	(31)	797	28	794
Reclassifications of net (gains) losses to net income	43	(64)	—	(21)
Reclassifications to retained earnings(2)	—	(667)	(16)	(683)
Balance at September 28, 2019	$(29)	$1,756	$115	$1,842
Unrealized gains (losses) arising during the period	8	572	24	604
Reclassifications of net (gains) losses to net income	61	(127)	—	(66)
Balance at October 3, 2020	$40	$2,201	$139	$2,380

	Market Value Adjustments(1)	Unrecognized Pension and Postretirement Medical Expense	Foreign Currency Translation and Other	AOCI

AOCI, after tax
Balance at September 30, 2017	$(54)	$(3,067)	$(407)	$(3,528)
Unrealized gains (losses) arising during the period	191	156	(217)	130
Reclassifications of net (gains) losses to net income	23	278	—	301
Balance at September 29, 2018	$160	$(2,633)	$(624)	$(3,097)
Unrealized gains (losses) arising during the period	105	(2,660)	(331)	(2,886)
Reclassifications of net (gains) losses to net income	(142)	214	—	72
Reclassifications to retained earnings(2)	(23)	(667)	(16)	(706)
Balance at September 28, 2019	$100	$(5,746)	$(971)	$(6,617)
Unrealized gains (losses) arising during the period	(49)	(1,896)	22	(1,923)
Reclassifications of net (gains) losses to net income	(202)	420	—	218
Balance at October 3, 2020	$(151)	$(7,222)	$(949)	$(8,322)
(1)Primarily reflects market value adjustments for cash flow hedges.
(2)At the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, and reclassified $691 million from AOCI to retained earnings. In addition, at the beginning of fiscal 2019, the Company adopted new FASB accounting guidance, Recognition and Measurement of Financial Assets and Liabilities, and reclassified $24 million ($15 million after tax) of market value adjustments on investments previously recorded in AOCI to retained earnings.
Details about AOCI components reclassified to net income are as follows:

Gains (losses) in net income:	Affected line item in the Consolidated Statements of Operations:	2020	2019	2018
Market value adjustments, primarily cash flow hedges	Primarily revenue	$263	$185	$(35)
Estimated tax	Income taxes	(61)	(43)	12
		202	142	(23)

Pension and postretirement medical expense	Cost and expenses	—	—	(380)
	Interest expense, net	(547)	(278)	—
Estimated tax	Income taxes	127	64	102
		(420)	(214)	(278)

Total reclassifications for the period		$(218)	$(72)	$(301)